Goodwill and Intangible Assets - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Intangible Asset, Goodwill and Other [Abstract]
Amortization of intangible assets	$ 36,284	$ 34,183	$ 72,307	$ 68,263	$ 138,937	$ 72,405	$ 51,469